STOCKHOLDERS' EQUITY - DOLLAR THRIFTY (Tables) (Dollar Thrifty Automotive Group Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
STOCKHOLDERS' EQUITY
Schedule of components of accumulated other comprehensive income (loss)

	Interest Rate Swap	Foreign Currency Translation	Accumulated Other Comprehensive Income (Loss)
	(In Thousands)
Balance, January 1, 2012	$(8,488)	$871	$(7,617)
Interest rate swap, net of tax	8,488	—	8,488
Foreign currency translation adjustment	—	5,491	5,491

Balance, September 30, 2012	$—	$6,362	$6,362

	Interest Rate SWAP	Foreign Currency Translation	Accumulated Other Comprehensive Income (Loss)
	(In Thousands)
Balance, January 1, 2009	$(32,952)	$3,564	$(29,388)
Interest rate swap and cap adjustment, net of tax	8,662	—	8,662
Foreign currency translation adjustment	—	2,352	2,352

Balance, December 31, 2009	(24,290)	5,916	(18,374)
Interest rate swap and cap adjustment, net of tax	5,543	—	5,543
Foreign currency translation adjustment	—	502	502

Balance, December 31, 2010	(18,747)	6,418	(12,329)
Interest rate swap and cap adjustment, net of tax	10,259	—	10,259
Foreign currency translation adjustment	—	(5,547)	(5,547)

Balance, December 31, 2011	$(8,488)	$871	$(7,617)